Debt - Senior Unsecured Notes (2029) and Senior Secured Notes (2028) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Jun. 24, 2021	Dec. 31, 2020	Oct. 01, 2020
Debt Instrument [Line Items]
Payment for Debt Extinguishment or Debt Prepayment Cost		$ 157,424,000	$ 1,342,651,000
Debt face amount						$ 1,600,000
Level 2
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure		$ 5,595,522,000			$ 3,574,282,000
Old Senior Secured Notes 2028 and Old Senior Unsecured Notes 2029
Debt Instrument [Line Items]
Redemption price (as a percentage of principal)	100.00%
Old Senior Secured Notes 2028
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 1,000,000,000
Effective Interest Rate				3.875%
Extinguishment of Debt, Amount	$ 921,177,000
Payment for Debt Extinguishment or Debt Prepayment Cost	78,823,000
Old Senior Unsecured Notes 2029
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 1,000,000,000
Effective Interest Rate				4.875%
Extinguishment of Debt, Amount	921,399,000
Payment for Debt Extinguishment or Debt Prepayment Cost	$ 78,601,000
New Senior Secured Notes 2028 and Senior Unsecured Notes 2029
Debt Instrument [Line Items]
Redemption due to change in control (as a percent)		101.00%
New Senior Secured Notes 2028 and Senior Unsecured Notes 2029 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price (as a percentage of principal)		100.00%
Redemption (as a percent)		40.00%
Required principal amount remaining after redemption (as a percent)		50.00%
Debt Instrument, Redemption Period Prior to Closing of Equity Offering		120 days
New Senior Secured Notes 2028
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 921,177,000
Effective Interest Rate	3.875%	3.875%
Debt face amount	$ 921,177,000
New Senior Secured Notes 2028 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption through equity offerings, redemption price (as a percent)		103.875%
New Senior Unsecured Notes 2029
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 921,399,000
Effective Interest Rate	4.875%	4.875%
Debt face amount	$ 921,399,000
New Senior Unsecured Notes 2029 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption through equity offerings, redemption price (as a percent)		104.875%